Fees Summary	Mar. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,602,201.64
Previously Paid Amount	0.00
Total Fee Amount	2,707.06
Total Offset Amount	0.00
Net Fee	2,707.06
Narrative - Max Aggregate Offering Price	$ 19,602,201.64
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true